Financial instruments - Financial liabilities at amortized cost (Details) - Financial liabilities at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Carrying Value	£ 47,659	£ 9,458
Fair Value	47,659	9,458
Trade and other payables .
Financial liabilities
Carrying Value	45,717	2,128
Fair Value	45,717	2,128
Borrowings
Financial liabilities
Carrying Value		6,309
Fair Value		6,309
Lease liabilities.
Financial liabilities
Carrying Value	1,942	1,021
Fair Value	£ 1,942	£ 1,021